Performance Management	Jul. 31, 2025
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Capital Group U.S. Small and Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.